S000054634 [Member] Expense Example - NexPoint Merger Arbitrage Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 766
Expense Example, with Redemption, 3 Years	1,254
Expense Example, with Redemption, 5 Years	1,767
Expense Example, with Redemption, 10 Years	3,169
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	393
Expense Example, with Redemption, 3 Years	938
Expense Example, with Redemption, 5 Years	1,608
Expense Example, with Redemption, 10 Years	3,397
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	639
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	$ 2,415